Note S - Consolidated Quarterly Financial Information (Unaudited) - Consolidated Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																								12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total interest income	$ 10,841		$ 9,824		$ 8,913		$ 9,770		$ 8,825		$ 9,016		$ 8,866		$ 9,627		$ 9,018		$ 8,904		$ 8,925		$ 9,508		$ 39,348	$ 36,334	$ 36,355
Total interest expense	806		839		707		670		694		731		717		697		715		696		738		726		3,022	2,839	2,875
Net interest income	10,035		8,985		8,206		9,100		8,131		8,285		8,149		8,930		8,303		8,208		8,187		8,782		36,326	33,495	33,480
Provision for loan losses	498	[1]	1,708	[1]	141	[1]	479	[1]	380	[2]	(11)	[2]	799	[2]	(78)	[2]	1,589	[3]	(682)	[3]	1,386	[3]	494	[3]	2,826	1,090	2,787
Noninterest income (3)	1,450	[4]	1,693	[4]	1,861	[4]	3,235	[4]	1,607	[4]	1,584	[4]	1,917	[4]	3,489	[4]	1,657	[4]	2,106	[4]	1,912	[4]	4,118	[4]	8,239	8,597	9,793
Noninterest expense	8,329		8,828		7,773		7,969		6,911		7,727		7,554		7,427		7,757		7,244		6,997		7,295		32,899	29,619	29,293
Net income	$ 2,024		$ 358		$ 1,706		$ 2,832		$ 1,898		$ 1,642		$ 1,410		$ 3,624		$ 423		$ 2,742		$ 1,344		$ 3,564		$ 6,920	$ 8,574	$ 8,073
Earnings per share (in dollars per share)	$ 0.43		$ 0.08		$ 0.41		$ 0.69		$ 0.46		$ 0.40		$ 0.34		$ 0.88		$ 0.10		$ 0.67		$ 0.33		$ 0.87		$ 1.59	$ 2.08	$ 1.97

[1]	During the third quarter of 2016, the Company experienced higher provision expense that was primarily related to an increase in specific allocations impacted by the decline in collateral values of two impaired commercial real estate loan relationships. A re-appraisal of the commercial properties securing the loans identified further collateral depreciation, which resulted in a $2,435 increase to the specific allocations related to the loans.
[2]	During the first and third quarters of 2015, the Company experienced negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.
[3]	During the third quarter of 2014, the Company experienced negative provision expense that was primarily related to a decrease in specific allocations impacted by the improvement in collateral values of an impaired commercial real estate loan relationship. A re-appraisal of the commercial properties securing the loan identified asset appreciation, which resulted in a $524 reduction to the specific allocation related to the loan.
[4]	The Company's noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of tax refunds for a single tax refund product provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third-party tax refund product provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first quarter.